Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives and residual value are as follows:
Category	Estimated useful lives
Vehicles	3-5 years
Office equipment and furniture	3-5 years
Electronic equipment	3 years
Building	20 years
Computer software	5, 10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2024 and 2025.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$-	$-	$947	$947

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2025	$-	$-	$50	$50

Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Private Warrants
Fair value as of December 31, 2023	$661
Settlements	-
Change in fair value	286
Fair value as of December 31, 2024	$947

Fair value as of December 31, 2024	$947
Settlements	-
Change in fair value	(897)
Fair value as of December 31, 2025	$50

Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant

The significant unobservable inputs used in the measurement of fair value of Private Warrant as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
Expected term (in years)	3.38	2.38
Volatility	82.07%	67.57%
Risk-free interest rate	4.30%	3.48%
Dividend yield	-	-

Schedule of Revenues Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the years ended December 31,
	2023	2024	2025
Revenue recognized at a point of time	$333,088	$397,005	$435,672
Revenue recognized over time	30,658	44,892	53,619
Revenues	$363,746	$441,897	$489,291

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts	7.2993	6.9931

	For the years ended December 31,
	2023	2024	2025
Items in the statements of operations and comprehensive (loss)/income, and statements of cash flows	7.0809	7.1957	7.1875